UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 333-153900
Van Kampen Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 4/30/09

Item 1. Report to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Global Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of April 30, 2009.

This material must be preceded or accompanied by a Class A, B, and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/09

	A Shares		B Shares		C Shares		I Shares	R Shares
	since 12/31/08		since 12/31/08		since 12/31/08		since 12/31/08	since 12/31/08
		w/max		w/max		w/max
	w/o	4.75%	w/o	4.00%	w/o	1.00%	w/o	w/o
Average Annual	sales	sales	sales	sales	sales	sales	sales	sales
Total Returns	charges	charge	charges	charge	charges	charge	charges	charges

Since Inception	–4.50%	–9.05%	–4.60%	–8.42%	–4.40%	–5.36%	–4.40%	–4.60%

30 Day SEC Yield	2.40%		1.76%		3.72%		2.73%	2.24%

Gross Expense Ratio	1.28%		2.03%		2.03%		1.03%	1.53%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The expense ratios are as of the Fund’s most recent prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

Periods of less than one year are not annualized.

SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Barclays Capital Global Aggregate Bond Index is an unmanaged, broad-based measure of the global investment-grade fixed income markets. The Index measures a wide spectrum of global government, government-related agencies, corporate, and securitized fixed-income investments. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

The J.P. Morgan Government Bond Index—Global Unhedged USD (GBI Global Unhedged US) measures the performance in U.S. dollars on an unhedged basis of fixed rate government debt of major developed global bond markets. The Index includes only traded issues available to investors. The J.P. Morgan Government Bond Index—Emerging Markets Global Diversified (GBI—EM GD) tracks local currency government bonds issued by emerging markets. These Indices are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the period since inception through April 30, 2009

Market Conditions

The first quarter of 2009 was characterized by unprecedented government intervention in the financial markets, with policy moves ranging from bank nationalization to fiscal and monetary activism. Numerous governments around the world eased monetary policy, while monetary authorities with limited scope for further interest rate cuts began quantitative easing. In addition, leaders from the G-20 (Group of Twenty Finance Ministers and Central Bank Governors, representing 19 large national economies and the European Union) pledged to support a package of measures which will provide funding of over $1 trillion to contain the global downturn. Lastly, new funding for the International Monetary Fund will strengthen the organization’s reserve position and could help to prevent the economic crisis from intensifying.

During March, the impact of the quantitative easing announcements on U.S. Treasuries and British government bonds (Gilts) was significant. After dramatically outperforming equity markets during the first two months of the year, credit spreads on these government securities widened in March, causing prices to decline. The performance of major currencies, however, has remained mixed with high-beta (or more volatile) currencies appreciating in March and April as risk appetite increased. April 2009 was the best month on record for the corporate credit market, with the corporate component of the Barclays Capital Global Aggregate Bond Index returning 3 percent and credit spreads tightening by 80 basis points.

While the economic backdrop remained weak at the end of the reporting period, authorities appear to be doing all they can to stimulate demand and restore confidence in the markets. Early indications that these actions may be starting to work have emerged; the rate of decline of global gross domestic product (GDP) appears to be slowing, consumption spending is picking up, albeit modestly, and confidence seems to be improving.

2

Performance Analysis

All share classes of Van Kampen Global Bond Fund underperformed (1) the benchmark composed of 75% J.P. Morgan Government Bond Index—Global Unhedged USD and 25% J.P. Morgan Government Bond Index—Emerging Markets Global Diversified (the “Blended Index”), and (2) the Barclays Capital Global Aggregate Bond Index for the period since Fund inception (December 31, 2008) through April 30, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through April 30, 2009

Blended
Index
(75% J.P. Morgan
Government Bond Index—
Global Unhedged USD,
					25% JP Morgan	Barclays
					Government Bond Index—	Capital Global
					Emerging Markets	Aggregate
Class A	Class B	Class C	Class I	Class R	Global Diversified)	Bond Index

–4.50%	–4.60%	–4.40%	–4.40%	–4.60%	–3.10%	–2.38%

The performance for the five share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary detractor from the Fund’s performance during the reporting period (from Fund inception on December 31, 2008 through April 30, 2009) was our developed market interest rate strategy. Specifically, the portfolio’s overweight to core Europe relative to peripheral Europe subtracted from returns, primarily in March.

Other factors that hindered performance relative to the Blended Index were the Fund’s lack of high-yield and mortgage-related bonds, which performed well versus sovereign bonds (or foreign currency denominated government bonds), and the fact that the Fund was unhedged versus the U.S. dollar, which had a detrimental impact as the dollar appreciated for most of the period.

Regarding the Fund’s emerging markets allocation, the portfolio benefited from an overweight in Malaysia and short duration (a measure of interest rate sensitivity) in South Africa as well as from an underweight in Indonesia. Conversely, an underweight currency exposure to Chile detracted from relative returns while an underweight to Poland’s and Colombia’s currencies aided performance for the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Ratings Allocation as of 4/30/09 (Unaudited)

AAA/Aaa	57.4%
AA/Aa	15.6
A/A	13.4
BBB/Baa	3.9
BB/Ba	2.2
Non-Rated	7.5

Top 5 Countries as of 4/30/09 (Unaudited)

United States	24.1%
Japan	11.4
France	8.4
United Kingdom	6.9
Germany	6.0

Top 10 Holdings as of 4/30/09 (Unaudited)

Japan Government 10-Year Bond	6.0%
United States Treasury Note	5.0
United States Treasury Note	3.8
France Government Bond O.A.T	3.5
France Government Bond O.A.T	3.5
Malaysia Government Bond	3.3
United States Treasury Note	3.1
Bundesrepublik Deutschland	2.9
United States Treasury Note	2.8
Italy Buoni Poliennali Del Tesoro	2.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of long-term investments. Top five countries and top ten holdings are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/1/08 - 4/30/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	11/1/08	4/30/09	11/1/08-4/30/09

Class A
Actual	$1,000.00	$955.00	$3.18
Hypothetical	1,000.00	1,019.89	4.96
(5% annual return before expenses)

Class B
Actual	1,000.00	954.00	4.46
Hypothetical	1,000.00	1,017.90	6.95
(5% annual return before expenses)

Class C
Actual	1,000.00	956.00	2.44
Hypothetical	1,000.00	1,021.03	3.81
(5% annual return before expenses)

7

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	11/1/08	4/30/09	11/1/08-4/30/09

Class I
Actual	$1,000.00	$956.00	$2.41
Hypothetical	1,000.00	1,021.08	3.76
(5% annual return before expenses)

Class R
Actual	1,000.00	954.00	4.02
Hypothetical	1,000.00	1,018.60	6.26
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, 1.39%, 0.76%, 0.75% and 1.25% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) except for “Actual” information which reflects the period from Commencement of Operations through April 30, 2009. These expense ratios reflect an expense waiver. The Class B and C expense ratios reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions are reinvested.

8

Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that the investment advisory agreement between the Fund and its investment adviser and the subadvisory agreement between the investment adviser and the investment subadviser be approved both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately. The investment adviser and the investment subadviser are affiliates and the Board of Trustees considered the investment advisory agreement and the subadvisory agreement jointly. References herein to the investment advisory agreement include collectively the investment advisory agreement and the subadvisory agreement and references herein to the investment adviser include collectively the investment adviser and the investment subadviser.

At a meeting held on September 17, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser, at the request of the Board and Fund counsel, relating to the investment advisory agreement review process. The Board also considered information received about the model portfolio, the investment strategy, portfolio management team and projected fees and expenses of the Fund.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services to be provided by the investment adviser, the projected fees and expenses of the Fund compared to other similar funds and other products, the investment adviser’s projected expenses in providing the services and the projected profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are to be shared with the Fund’s shareholders, and the propriety of proposed breakpoints in the Fund’s investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates may derive from their relationship with the Fund. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of the investment advisory agreement. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has

9

determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services to be Provided. The Board of Trustees considered the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions anticipated to be servicing the Fund. The trustees discussed with the investment adviser the resources available in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discussed certain other services which are to be provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services to be provided by the investment adviser support its decision to approve the investment advisory agreement.

Projected Fees and Expenses of the Fund. The Board of Trustees reviewed the projected fees and expenses of the Fund compared to its peers. The trustees discussed with the investment adviser the performance goals in managing the Fund. When considering a fund’s performance, the trustees and the investment adviser discussed emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance). The trustees discussed with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees reviewed not only the advisory fees but other projected fees and expenses (whether payable to the adviser, its affiliates or others) and the Fund’s overall projected expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the trustees expect to review the investment adviser’s expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. At least annually, the trustees discuss with the investment adviser its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser’s projected expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. The Board of Trustees considered the projected size and growth prospects of the Fund and how that relates to the Fund’s expense ratio and particularly the Fund’s advisory fee rate. In conjunction with its review of

10

the investment adviser’s projected profitability, the trustees discussed with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund’s portfolio and whether the advisory fee level is appropriate relative to projected asset levels and/or whether the advisory fee structure reflects potential economies of scale as asset levels change. The Board has determined that its review of the potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. The Board of Trustees considered other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to funds’ sales. The trustees reviewed with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

11

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Government Obligations 81.7% Brazil 2.1%
BRL 950	Brazil Notas do Tesouro Nacional	10.000%	01/01/14	$411,076

	Canada 2.5%
CAD 300	Canadian Government Bond	2.750	12/01/10	259,494
250	Canadian Government Bond	4.000	06/01/17	228,190

				487,684

	Colombia 0.4%
COP 150,000	Colombia Government
	International Bond	12.000	10/22/15	78,793

	Denmark 0.6%
DKK 600	Denmark Government Bond	4.000	11/15/17	110,589

	France 8.4%
EUR 200	France Government Bond O.A.T.	3.750	04/25/17	271,571
480	France Government Bond O.A.T.	4.000	10/25/13	674,290
430	France Government Bond O.A.T.	5.500	04/25/29	667,440

				1,613,301

	Germany 4.0%
410	Bundesrepublik Deutschland	3.250	07/04/15	559,827
70	Bundesrepublik Deutschland	4.250	07/04/17	100,440
70	Bundesrepublik Deutschland	4.750	07/04/34	101,632

				761,899

	Hungary 2.1%
HUF 20,680	Hungary Government Bond	6.750	02/24/17	76,310
76,710	Hungary Government Bond	7.250	06/12/12	321,544

				397,854

	Indonesia 1.3%
USD 212	Indonesia Government
	International Bond (a)	11.625	03/04/19	254,400

	Italy 2.8%
EUR 400	Italy Buoni Poliennali Del Tesoro	3.500	03/15/11	545,330

	Japan 11.4%
JPY 15,000	Japan Government 10-Year Bond	1.300	12/20/13	155,734
110,000	Japan Government 10-Year Bond	1.500	09/20/14	1,151,805
30,000	Japan Government 10-Year Bond	1.700	09/20/17	315,219
25,000	Japan Government 20-Year Bond	2.100	12/20/28	256,994
35,000	Japan Government 30-Year Bond	1.700	06/20/33	324,010

				2,203,762

	Malaysia 3.3%
MYR 2,178	Malaysia Government Bond	3.833	09/28/11	627,843

12
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mexico 3.1%
MXN 3,800	Mexican Bonos	7.750%	12/14/17	$278,133
3,800	Mexican Bonos	10.000	12/05/24	326,435

				604,568

	Netherlands 3.9%
EUR 250	Netherlands Government Bond	4.000	01/15/11	344,461
200	Netherlands Government Bond	4.000	01/15/37	262,235
100	Netherlands Government Bond	4.250	07/15/13	141,409

				748,105

	Norway 0.4%
NOK 450	Norway Government Bond	6.500	05/15/13	77,563

	Peru 0.5%
PEN 270	Peru Bono Soberano	12.250	08/10/11	106,364

	Poland 2.5%
PLN 660	Poland Government Bond	4.250	05/24/11	192,525
605	Poland Government Bond	5.500	10/25/19	171,820
400	Poland Government Bond	6.250	10/24/15	121,735

				486,080

	Russia 1.0%
USD 192	Russia Government International Bond	7.500	03/31/30	187,200

	South Africa 2.1%
ZAR 3,150	South Africa Government Bond	13.000	08/31/11	403,181

	Sweden 0.7%
SEK 1,000	Sweden Government Bond	5.500	10/08/12	138,853

	Thailand 1.2%
THB 7,000	Thailand Government Bond	5.250	05/12/14	226,467

	Turkey 2.7%
TRY 863	Turkey Government Bond	*	06/23/10	475,061
80	Turkey Government Bond	10.000	02/15/12	50,407

				525,468

	United Kingdom 3.8%
GBP 50	United Kingdom Treasury Gilt	4.250	03/07/11	78,285
250	United Kingdom Treasury Gilt	4.250	06/07/32	366,819
50	United Kingdom Treasury Gilt	4.500	03/07/13	79,876
70	United Kingdom Treasury Gilt	5.000	03/07/12	112,238
60	United Kingdom Treasury Gilt	5.000	03/07/18	100,438

				737,656

	United States 20.9%
USD 430	United States Treasury Bond	4.500	02/15/36	459,092
100	United States Treasury Note	0.875	12/31/10	100,129

13
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States (Continued)
USD 600	United States Treasury Note	2.000%	11/30/13	$602,813
300	United States Treasury Note	4.000	06/15/09	301,524
910	United States Treasury Note	4.250	01/15/11	964,423
290	United States Treasury Note	4.250	08/15/14	321,696
500	United States Treasury Note	4.375	08/15/12	546,563
650	United States Treasury Note	4.500	05/15/17	725,766

				4,022,006

	Total Government Obligations 81.7%			15,756,042

	Corporate Bonds 3.1% Luxembourg 0.8%
JPY 15,000	European Investment Bank	1.250	09/20/12	153,013

	United Kingdom 2.3%
IDR 5,559,000	JPMorgan Chase Bank (a)	9.000	09/15/18	437,473

	Total Corporate Bonds 3.1%			590,486

	United States Government Agency Obligation 1.1%
EUR 150	Federal Home Loan Mortgage Corp.	5.125	01/15/12	211,007

	Agency Bonds 5.3% Australia 0.4%
AUD 100	New South Wales Treasury Corp.	6.000	05/01/12	76,009

	Germany 2.0%
JPY 30,000	Kreditanstalt fuer Wiederaufbau	0.750	03/22/11	302,505
GBP 50	Kreditanstalt fuer Wiederaufbau	5.125	01/07/11	77,986

				380,491

	United Kingdom 0.8%
USD 150	Barclays Bank PLC (a)	2.700	03/05/12	150,932

	United States 2.1%
EUR 150	Goldman Sachs Group, Inc.	3.500	12/08/11	204,781
150	JPMorgan Chase & Co.	3.625	12/12/11	205,043

				409,824

	Total Agency Bonds 5.3%			1,017,256

Total Long-Term Investments 91.2% (Cost $18,025,841)				17,574,791

14
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Description	Value

Eurodollar Time Deposit 8.6%
State Street Bank & Trust Co. ($1,655,985 par, 0.01% coupon, dated 4/30/09, to be sold on 05/01/09 at $1,656,030) (Cost $1,655,985)	$1,655,985

Total Investments 99.8% (Cost $19,681,826)	19,230,776

Foreign Currency 0.4% (Cost $85,070)	85,461

Liabilities in Excess of Other Assets (0.2%)	(35,975)

Net Assets 100.0%	$19,280,262

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

15
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Forward Foreign Currency Contracts Outstanding as of April 30, 2009:

			Unrealized
		Current	Appreciation/
	In Exchange for	Value	Depreciation

Long Contracts:
Australian Dollar 60,000 expiring 05/15/09	US$	$43,572	$612
7,000 expiring 05/15/09	US$	5,084	86

			698

Canadian Dollar 85,000 expiring 05/15/09	US$	71,235	1,036

Danish Krone 320,000 expiring 05/11/09	US$	56,830	(115)

Euro 114,904 expiring 05/11/09	NOK	152,027	1,014
198,000 expiring 05/07/09	US$	261,972	(6,498)
35,000 expiring 05/07/09	US$	46,308	(1,288)
50,000 expiring 05/07/09	US$	66,155	(325)
50,000 expiring 05/07/09	US$	66,154	(984)
333,000 expiring 06/09/09	US$	440,537	2,960

			(5,121)

Indonesian Rupiah 4,600,000,000 expiring 05/06/09	US$	434,385	43,893
4,600,000,000 expiring 06/04/09	US$	431,621	(1,320)

			42,573

Japanese Yen 184,500,000 expiring 05/26/09	US$	1,871,312	18,063
5,600,000 expiring 05/26/09	US$	56,798	429

			18,492

Norwegian Krone 500,000 expiring 05/11/09	EUR	76,139	2,757
500,000 expiring 05/11/09	EUR	76,139	1,724
1,000,000 expiring 06/11/09	EUR	152,088	2,354

			6,835

16
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

			Unrealized
		Current	Appreciation/
	In Exchange for	Value	Depreciation

Long Contracts: (Continued)
Singapore Dollar 106,071 expiring 05/06/09	US$	$71,645	$52

Swedish Krona 600,000 expiring 05/11/09	US$	74,586	96

Turkish Lira 258,304 expiring 05/04/09	US$	161,291	1,291
258,304 expiring 06/04/09	US$	160,034	(1,295)

			(4)

Total Long Contracts			$64,542

Short Contracts:
Canadian Dollar 430,000 expiring 05/15/09	US$	360,363	$(13,422)

Danish Krone 160,000 expiring 05/11/09	US$	28,415	163
160,000 expiring 05/11/09	US$	28,415	243
320,000 expiring 06/11/09	US$	56,788	108

			514

Euro 56,010 expiring 05/11/09	NOK	74,106	(724)
56,642 expiring 05/11/09	NOK	74,942	(526)
114,787 expiring 06/11/09	NOK	151,853	(2,119)
333,000 expiring 05/07/09	US$	440,589	(2,917)

			(6,286)

Indonesian Rupiah 4,600,000,000 expiring 05/06/09	US$	434,385	(423)

Norwegian Krone 1,000,000 expiring 05/11/09	EUR	152,279	(1,266)
450,000 expiring 05/11/09	US$	68,526	(1,852)
470,000 expiring 05/11/09	US$	71,571	(2,598)

			(5,716)

Pound Sterling 20,000 expiring 05/20/09	US$	29,587	(160)

Singapore Dollar 106,071 expiring 05/06/09	US$	71,645	(1,953)

17
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

			Unrealized
		Current	Appreciation/
	In Exchange for	Value	Depreciation

Short Contracts: (Continued)
Swedish Krona 575,000 expiring 05/11/09	US$	$71,478	$(1,504)
575,000 expiring 05/11/09	US$	71,478	(604)

			(2,108)

Turkish Lira 258,304 expiring 05/04/09	US$	161,291	1,266

Total Short Contracts			$(28,288)

Total Forward Foreign Currency Contracts			$36,254

Futures contracts outstanding as of April 30, 2009:

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation

Long Contracts:
German Euro Bond Futures, June 2009 (Current Notional Value of $162,356 per contract)	1	$(2,573)
Japanese Government 10-Year Bond Futures, June 2009 (Current Notional Value of $1,392,387 per contract)	1	(22,067)

Total Long Contracts	2	(24,640)

Short Contracts:
U.S. Treasury Notes 10-Year Futures, June 2009 (Current Notional Value of $120,938 per contract)	6	105

Total Futures Contracts	8	$(24,535)

Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets

Government Obligations	$15,756,042	81.7%
Foreign Banking—Government Guaranteed	607,432	3.2
Supranational Banks	590,486	3.1
United States Banking—FDIC Guaranteed	409,824	2.1
Thrifts & Mortgage Finance	211,007	1.1

	$17,574,791	91.2%

18
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Statements

Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Total Investments (Cost $19,681,826)	$19,230,776
Foreign Currency (Cost $85,070)	85,461
Cash (Restricted Cash $126,738)	1,782,723
Receivables:
Interest	221,571
Investments Sold	141,357
Unamortized Offering Costs	129,548
Expense Reimbursement from Adviser	27,021
Forward Foreign Currency Contracts	64,542
Other	1,013

Total Assets	21,684,012

Liabilities:
Payables:
Investments Purchased	2,246,758
Offering Expense	66,758
Variation Margin on Futures	26,389
Distributor and Affiliates	4,911
Forward Foreign Currency Contracts	28,288
Trustees’ Deferred Compensation and Retirement Plans	112
Accrued Expenses	30,534

Total Liabilities	2,403,750

Net Assets	$19,280,262

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$20,168,079
Net Unrealized Depreciation	(441,677)
Accumulated Undistributed Net Investment Income	130,701
Accumulated Net Realized Loss	(576,841)

Net Assets	$19,280,262

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $211,731 and 22,171 shares of beneficial interest issued and outstanding)	$9.55
Maximum sales charge (4.75%* of offering price)	0.48

Maximum offering price to public	$10.03

Class B Shares:
Net asset value and offering price per share (Based on net assets of $140,983 and 14,785 shares of beneficial interest issued and outstanding)	$9.54

Class C Shares:
Net asset value and offering price per share (Based on net assets of $103,225 and 10,803 shares of beneficial interest issued and outstanding)	$9.56

Class I Shares:
Net asset value and offering price per share (Based on net assets of $18,728,923 and 1,960,000 shares of beneficial interest issued and outstanding)	$9.56

Class R Shares:
Net asset value and offering price per share (Based on net assets of $95,400 and 10,000 shares of beneficial interest issued and outstanding)	$9.54

*	On sales of $100,000 or more, the sales charge will be reduced.

19
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Statements  continued

Statement of Operations
For the Period December 31, 2008 (Commencement of Operations) to April 30, 2009 (Unaudited)

Investment Income:
Interest (Net of Foreign Withholding Taxes of $390)	$178,290

Expenses:
Offering	63,452
Investment Advisory Fee	39,220
Professional Fees	17,913
Accounting and Administrative Expenses	12,881
Reports to Shareholders	11,481
Custody	10,688
Registration Fees	7,989
Transfer Agent Fees	5,394
Trustees’ Fees and Related Expenses	1,186
Distribution (12b-1) and Service Fees
Class A	128
Class B	239
Class C	2
Class R	156
Other	4,496

Total Expenses	175,225
Expense Reduction	127,636

Net Expenses	47,589

Net Investment Income	$130,701

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Forward Foreign Currency Contracts	$(265,487)
Futures	(117)
Foreign Currency Transactions	23,868
Investments	(335,105)

Net Realized Loss	(576,841)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-

End of the Period:
Forward Foreign Currency Contracts	36,254
Foreign Currency Translation	(2,346)
Futures	(24,535)
Investments	(451,050)

(441,677)

Net Unrealized Depreciation During the Period	(441,677)

Net Realized and Unrealized Loss	$(1,018,518)

Net Decrease in Net Assets From Operations	$(887,817)

20
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Statements  continued

Statement of Changes in Net Assets  (Unaudited)

For the Period
December 31, 2008
(Commencement of
Operations) to
April 30, 2009

From Investment Activities:
Operations:
Net Investment Income	$130,701
Net Realized Loss	(576,841)
Net Unrealized Depreciation During the Period	(441,677)

Change in Net Assets from Operations	(887,817)

Net Change in Net Assets from Investment Activities	(887,817)

From Capital Transactions:
Proceeds from Shares Sold	20,200,942
Cost of Shares Repurchased	(32,863)

Net Change in Net Assets from Capital Transactions	20,168,079

Net Change in Net Assets	19,280,262
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $130,701)	$19,280,262

21
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

December 31, 2008
(Commencement of
Operations) to
Class A Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.12
Net Realized and Unrealized Loss	(0.57)

Total from Investment Operations	(0.45)

Net Asset Value, End of the Period	$9.55

Total Return* (b)	–4.50% **
Net Assets at End of the Period (In millions)	$0.2
Ratio of Expenses to Average Net Assets*	1.00%
Ratio of Net Investment Income to Average Net Assets*	3.85%
Portfolio Turnover	56% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.10%
Ratio of Net Investment Income to Average Net Assets	1.74%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

22
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

December 31, 2008
(Commencement of
Operations) to
Class B Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.09
Net Realized and Unrealized Loss	(0.55)

Total from Investment Operations	(0.46)

Net Asset Value, End of the Period	$9.54

Total Return* (b) (c)	–4.60% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	1.39%
Ratio of Net Investment Income to Average Net Assets* (c)	3.01%
Portfolio Turnover	56% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	3.46%
Ratio of Net Investment Income to Average Net Assets (c)	0.94%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

**	Non-Annualized

23
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

December 31, 2008
(Commencement of
Operations) to
Class C Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.07
Net Realized and Unrealized Loss	(0.51)

Total from Investment Operations	(0.44)

Net Asset Value, End of the Period	$9.56

Total Return* (b) (c)	–4.40% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.76%
Ratio of Net Investment Income to Average Net Assets* (c)	2.31%
Portfolio Turnover	56% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.79%
Ratio of Net Investment Income to Average Net Assets (c)	0.26%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

**	Non-Annualized

24
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

December 31, 2008
(Commencement of
Operations) to
Class I Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.06
Net Realized and Unrealized Loss	(0.50)

Total from Investment Operations	(0.44)

Net Asset Value, End of the Period	$9.56

Total Return* (b)	–4.40% **
Net Assets at End of the Period (In millions)	$18.7
Ratio of Expenses to Average Net Assets*	0.75%
Ratio of Net Investment Income to Average Net Assets*	2.06%
Portfolio Turnover	56% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.78%
Ratio of Net Investment Income to Average Net Assets	0.03%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

25
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

December 31, 2008
(Commencement of
Operations) to
Class R Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.05
Net Realized and Unrealized Loss	(0.51)

Total from Investment Operations	(0.46)

Net Asset Value, End of the Period	$9.54

Total Return* (b)	–4.60% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets*	1.25%
Ratio of Net Investment Income to Average Net Assets*	1.56%
Portfolio Turnover	56% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.28%
Ratio of Net Investment Loss to Average Net Assets	(0.47% )

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to .50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

26
See Notes to Financial Statements

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen Global Bond Fund (the “Fund”) is organized as a diversified series of the Van Kampen Trust II, a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek total return. The Fund commenced investment operations on December 31, 2008. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective December 31, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

27

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities

		Other	Other
	Investments in	Financial	Financial
Valuation Inputs	Securities	Instruments*	Instruments*

Level 1—Quoted Prices	$-0-	$105	$(24,640)
Level 2—Other Significant Observable Inputs	19,230,776	78,147	(41,893)
Level 3—Significant Unobservable Inputs	-0-	-0-	-0-

Total	$19,230,776	$78,252	$(66,533)

*	Other financial instruments include futures and forwards.

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2009, the Fund had no when-issued or delayed delivery purchase commitments.

C. Income and Expenses Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each

28

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund Files tax returns with the U.S. Internal Revenue Service and various states.
At April 30, 2009, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$19,761,263

Gross tax unrealized appreciation	$223,077
Gross tax unrealized depreciation	(753,564)

Net tax unrealized depreciation on investments	$(530,487)

E. Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.
Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. Foreign Currency Translation Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Unrealized gains and losses on investments resulting from changes in exchange rates and the unrealized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on investments resulting from changes in exchange rates and the realized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency transactions on the Statement of Operations.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

29

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	.625%
Next $500 million	.600%
Next $1 billion	.575%
Next $1 billion	.550%
Over $3 billion	.500%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 1.00%, 1.39%, 0.76%, 0.75% and 1.25% for Classes A, B, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary. After December 31, 2009, they can be discontinued at any time. For the period ended April 30, 2009, the Adviser waived or reimbursed approximately $127,600 of its advisory fees or other expenses.
The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.
For the period ended April 30, 2009, the Fund recognized expenses of approximately $500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended April 30, 2009, the Fund recognized expenses of approximately $15,100 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended April 30, 2009, the Fund recognized expenses of approximately $5,200 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act may be invested in the common shares of those funds

30

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

selected by the trustees. Investments in such funds of approximately $1,000 are included in “Other” assets on the Statement of Assets and Liabilities at April 30, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended April 30, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $0. Sales charges do not represent expenses of the Fund.
At April 30, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class B, 10,000 shares of Class C, 1,960,000 Shares of Class I and 10,000 Shares of Class R.

3. Capital Transactions
For the period ended April 30, 2009 transactions were as follows:

	For The Period Ended
	April 30, 2009
	Shares	Value

Sales:
Class A	25,189	$244,019
Class B	15,240	149,229
Class C	10,803	107,694
Class I	1,960,000	19,600,000
Class R	10,000	100,000

Total Sales	2,021,232	$20,200,942

Repurchases:
Class A	(3,018)	$(28,495)
Class B	(455)	(4,368)
Class C	-0-	-0-
Class I	-0-	-0-
Class R	-0-	-0-

Total Repurchases	(3,473)	$(32,863)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $21,058,000 and $7,905,154, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities for the period were $5,879,981 and $639,633, respectively.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

31

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Summarized below are the specific types of derivative financial instruments used by the Fund.

A. Forward Foreign Currency Contracts A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation on the Statement of Operations. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as component of realized gain/loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
During the period ended April 30, 2009, the cost of purchases and the proceeds from the sales of forward foreign currency contracts were $27,649,237 and $24,353,367, respectively.

B. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). When entering into futures contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. Restricted Cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

32

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Transactions in futures contracts for the period ended April 30, 2009 were as follows:

Contracts

Outstanding at December 31, 2008	-0-
Futures Opened	26
Futures Closed	(18)

Outstanding at April 30, 2009	8

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161), effective December 31, 2008. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2009.

	Asset Derivatives		Liability Derivatives

Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest Rate Contracts	Variation Margin on Futures	$105	Variation Margin on Futures	$(24,640)
Foreign Exchange Contracts	Forward Foreign Currency Contracts	78,147	Forward Foreign Currency Contracts	(41,893)

Total		$78,252		$(66,533)

The following tables set forth by primary risk exposure the Fund’s realized gains/losses and change in unrealized gains/losses by type of derivative contract for the period ended April 30, 2009 in accordance with FAS 161.

Amount of Realized Gain/(Loss) on Derivative Contracts

		Forward Foreign
Primary Risk Exposure	Futures	Currency Contracts	Total

Interest Rate Contracts	$(117)	$-0-	$(117)
Foreign Exchange Contracts	-0-	(265,487)	(265,487)

Total	$(117)	$(265,487)	$(265,604)

Change in Unrealized Appreciation/(Depreciation) on Derivative Contracts

		Forward Foreign
Primary Risk Exposure	Futures	Currency Contracts	Total

Interest Rate Contracts	$(24,535)	$-0-	$(24,535)
Foreign Exchange Contracts	-0-	36,254	36,254

Total	$(24,535)	$36,254	$11,719

33

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $100 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Accounting Pronouncement
On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

34

Van Kampen Global Bond Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Investment Subadviser
Morgan Stanley Investment
Management Limited
25 Cabot Square
Canary Wharf, London
United Kingdom E14 4AQ

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

35

Van Kampen Global Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Global Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen Global Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Global Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

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Van Kampen Global Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

35, 135, 335, 635, 535
GBFSAN 6/09
IU09-02569P-Y04/09

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Global Tactical Asset Allocation Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of April 30, 2009.

This material must be preceded or accompanied by a Class A, B, and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/09

	A Shares		B Shares		C Shares		I Shares	R Shares
	since 12/29/08		since 12/29/08		since 12/29/08		since 12/29/08	since 12/29/08
		w/max		w/max		w/max
	w/o	5.75%	w/o	5.00%	w/o	1.00%	w/o	w/o
Average Annual	sales	sales	sales	sales	sales	sales	sales	sales
Total Returns	charges	charge	charges	charge	charges	charge	charges	charges

Since Inception	–2.70%	–8.29%	–2.70%	–7.57%	–2.60%	–3.57%	–2.60%	–2.70%

Gross Expense Ratio	1.73%		0.73%		0.73%		1.48%	1.98%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call us at 1-800-847-2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The expense ratio is as of the fund’s most recent prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund’s returns would have been lower. Periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends.

The J.P. Morgan Government Bond Index-Global Unhedged USD (GBI Global Unhedged US) measures the performance in U.S. dollars on an unhedged basis of fixed rate government debt of major developed global bond markets. The Index includes only traded issues available to investors.

The Citigroup 3-Month Treasury Bill Index is a fixed income market-value weighted index that includes all U.S. Treasury and U.S. agency securities with maturities of three-months. These Indices are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report
For the period since inception through April 30, 2009

Market Conditions

During the reporting period, investor sentiment shifted from concerns in January and February that the global recession would prolong into 2010 to optimism in March and April that the economy may have reached its trough and is potentially on the road to recovery. Global equity markets began the year with a rough start, tumbling on the back of extremely low levels of consumer confidence and a still deteriorating housing market. Gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and creating deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets retested and broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Marginally positive economic data released in March and April, including purchasing managers index (PMI) data from various countries, and exceedingly oversold conditions extended the rally through the end of April.

Against this backdrop, for the reporting period, developed equities (as represented by the MSCI World Index) stayed relatively flat, while global government bonds (as represented by the J.P. Morgan Government Bond Index) declined. U.S. Treasury bills (as represented by the Citigroup 3-Month Treasury Bill Index) outperformed both groups, with a nearly flat, but positive, return for the period. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen Global Tactical Asset Allocation Fund underperformed the Blended Index (the “Blended Index”), composed of 65% MSCI World Index, 30% J.P. Morgan Government Bond Index-Global Unhedged USD, and 5% Citigroup 3-Month Treasury Bill Index, and the MSCI World Index, for the period since Fund inception (December 29, 2008) through April 30, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through April 30, 2009*

					Blended Index
					(65% MSCI World Index,
					30% J.P. Morgan
					Government Bond Index-
					Global Unhedged USD,
					5% Citigroup
					3-Month Treasury
Class A	Class B	Class C	Class I	Class R	Bill Index)	MSCI World Index

–2.70%	–2.70%	–2.60%	–2.60%	–2.70%	–1.55%	0.05%

*For the period December 29, 2008 through April 30, 2009

The performance for the five share classes may vary because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Against the Blended Index, the portfolio’s asset allocation mix—consisting of an underweight position in equities, duration-adjusted overweight position in fixed income, and duration-adjusted overweight position cash (duration is a measure of interest rate sensitivity)—detracted from results. During the reporting period, global equities broke through the lows of November 2008 on the back of ambiguity on whether government intervention would succeed at halting the deterioration in the global economy. However, equities recovered their losses in March and April, with a rally stemming from the release of marginally positive economic data globally as well as from the move to quantitative easing by the U.S. and the U.K.

Within equities, the portfolio’s underweight positions to Europe and Asia ex-Japan were detrimental to performance. Europe advanced on surveys showing improvements in business conditions and on further monetary easing by the European Central Bank (ECB) and Bank of England. Asia ex-Japan benefited from positive sentiment towards China, one of the region’s major trade partners. However, the portfolio’s overweight position to emerging markets and underweight position to Japan contributed to returns. Emerging market equities rose as investors speculated that the worst of the global recession was over and risk appetite returned. In addition, resilient economic data from China and emerging market emergency funds from the International Monetary Fund also boosted emerging market equities. Japan underperformed for the reporting period as dire Japanese export and GDP numbers placed downward pressure on equities.

Within fixed income, the portfolio’s overweight positions to U.K. and Australia detracted from returns, while the underweight position in Canada and Japan and overweight position to U.S. agencies added to results. Global government bonds suffered in March and April as demand tapered, while riskier fixed income assets gained ground. U.S. securitized fixed income rose on the implementation of the TALF (Term Asset-Backed Securities Loan Facility) program and rising investor risk appetite.

Active currency selection of an overweight position to the Japanese Yen detracted from performance, as the Yen fell against the U.S. dollar. Gains from the underweight positions in the Euro and the British Pound partially offset these losses, as these currencies declined against the U.S. dollar in April on the back of further monetary easing from the ECB and the Bank of England.

U.S. and European sector allocation was negative for relative performance, as an overweight position in U.S. pharmaceuticals and underweight positions in U.S. and European energy and European materials subtracted from returns. Conversely, an underweight in U.S. food, beverage and tobacco in April added to performance. Traditionally defensive sectors such as consumer staples and health care lagged behind the broader market on the recent rally, while the energy and material sectors rose on the back of a more positive outlook on global growth going forward.

There is no guarantee that any asset classes mentioned will continue to perform as discussed herein or that securities in such asset classes will be held by the Fund in the future.

Top 10 Holdings as of 4/30/09 (Unaudited)

iShares iBoxx Investment Grade Corporate Bond Fund	1.8%
iShares MSCI Emerging Markets Index Fund	1.1
Sweden Government Bond	1.0
Exxon Mobil Corp.	0.7
AT&T, Inc.	0.7
Microsoft Corp.	0.7
Federal Home Loan Mortgage Corp.	0.6
Johnson & Johnson	0.5
Federal National Mortgage Association,	0.5
Verizon Communications, Inc.	0.4

Summary of Investments by Country Classification as of 4/30/09 (Unaudited)

United States	25.5%
United Kingdom	4.2
France	2.5
Germany	2.3
Switzerland	2.0
Sweden	1.6
Spain	1.0
Italy	0.8
Netherlands	0.6
Finland	0.3
Bermuda	0.2
Denmark	0.2
Belgium	0.2
Luxembourg	0.2
Netherlands Antilles	0.1
Norway	0.1
Greece	0.1
Jersey	0.1
Austria	0.1
Portugal	0.1
Ireland	0.1
Panama	0.0 *
Canada	0.0 *

Total Long-Term Investments	42.3
Total Repurchase Agreements	48.8

Total Investments	91.1
Foreign Currency	0.1
Other Assets in Excess of Liabilities	8.8

Net Assets	100.0%

*	Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the countries shown above. Top ten holdings and summary of investments by countries are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/1/08 - 4/30/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	11/1/08	4/30/09	11/1/08-4/30/09

Class A
Actual	$1,000.00	$973.00	$3.96
Hypothetical	1,000.00	1,018.84	6.01
(5% annual return before expenses)

Class B
Actual	1,000.00	973.00	3.96
Hypothetical	1,000.00	1,018.84	6.01
(5% annual return before expenses)

Class C
Actual	1,000.00	974.00	3.17
Hypothetical	1,000.00	1,020.03	4.81
(5% annual return before expenses)

Class I
Actual	1,000.00	974.00	3.13
Hypothetical	1,000.00	1,020.08	4.76
(5% annual return before expenses)

Class R
Actual	1,000.00	973.00	4.78
Hypothetical	1,000.00	1,017.60	7.25
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.20%, 0.96%, 0.95% and 1.45% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) except for “Actual” information which reflects the period from Commencement of Operations through April 30, 2009. These expense ratios reflect an expense waiver. The expense ratios for Class B and Class C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that the investment advisory agreement between the Fund and its investment adviser be approved both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At a meeting held on September 17, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser, at the request of the Board and Fund counsel, relating to the investment advisory agreement review process. The Board also considered information received about the model portfolio, the investment strategy, portfolio management team and projected fees and expenses of the Fund.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services to be provided by the investment adviser, the projected fees and expenses of the Fund compared to other similar funds and other products, the investment adviser’s projected expenses in providing the services and the projected profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are to be shared with the Fund’s shareholders, and the propriety of proposed breakpoints in the Fund’s investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus projected assets of the Fund. The Board of Trustees also reviewed the potential benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates may derive from their relationship with the Fund. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of the investment advisory agreement. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services to be Provided. The Board of Trustees considered the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions anticipated to be servicing the Fund. The trustees discussed with the investment adviser the resources available in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discussed certain other services which are to be provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services to be provided by the investment adviser support its decision to approve the investment advisory agreement.

Projected Fees and Expenses of the Fund. The Board of Trustees reviewed the projected fees and expenses of the Fund compared to its peers. The trustees discussed with the investment adviser the performance goals in managing the Fund. When considering a fund’s performance, the trustees and the investment adviser discussed emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance). The trustees discussed with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees reviewed not only the advisory fees but other projected fees and expenses (whether payable to the adviser, its affiliates or others) and the Fund’s overall projected expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the trustees expect to review the investment adviser’s expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. At least annually, the trustees discuss with the investment adviser its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser’s projected expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. The Board of Trustees considered the projected size and growth prospects of the Fund and how that relates to the Fund’s expense ratio and particularly the Fund’s advisory fee rate. In conjunction with its review of the investment adviser’s projected profitability, the trustees discussed with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund’s portfolio and whether the advisory fee level is appropriate relative to projected asset levels and/or whether the advisory fee structure reflects potential economies of scale as asset levels change. The Board has determined that its review of the potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. The Board of Trustees considered other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to funds’ sales. The trustees reviewed with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 37.1%
Austria 0.1%
Erste Group Bank AG	148	$3,133
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	62	2,568
OMV AG	102	3,203
Telekom Austria AG	288	3,814

		12,718

Belgium 0.2%
Anheuser-Busch InBev NV	377	11,630
Belgacom SA	140	4,091
Colruyt SA	13	2,963
Delhaize Group	80	5,419
Groupe Bruxelles Lambert SA	63	4,581
KBC Groep NV	123	2,753
Solvay SA	29	2,503
UCB SA	80	2,192

		36,132

Bermuda 0.2%
Accenture Ltd., Class A	400	11,772
Axis Capital Holdings Ltd.	100	2,464
Bunge Ltd.	100	4,801
Cooper Industries Ltd.	100	3,279
Covidien Ltd.	300	9,894
Ingersoll-Rand Co. Ltd., Class A	200	4,354
Invesco Ltd.	226	3,327
Tyco Electronics Ltd.	300	5,232
Willis Group Holdings Ltd.	100	2,751

		47,874

Canada 0.0%
Ultra Petroleum Corp. (a)	100	4,280

Denmark 0.2%
A P Moller-Maersk A/S, Class B	1	5,879
Danske Bank A/S (a)	358	3,990
Novo Nordisk A/S, Class B	439	21,015
Vestas Wind Systems A/S (a)	146	9,634

		40,518

Finland 0.3%
Fortum Oyj	354	7,204
Kone Oyj, Class B	123	3,400
Nokia Oyj	2,179	31,511
Sampo Oyj, Class A	341	6,420
Stora Enso Oyj, Class R (a)	303	1,748
UPM-Kymmene Oyj	267	2,413

		52,696

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

France 2.5%
Accor SA	152	$6,480
Air Liquide SA	103	8,430
Alcatel-Lucent SA (a)	1,859	4,786
Alstom SA	200	12,658
AXA SA	989	16,677
BNP Paribas SA	545	29,024
Bouygues SA	200	8,605
Cap Gemini SA	273	10,260
Carrefour SA	358	14,632
Casino Guichard-Perrachon SA	34	2,140
Christian Dior SA	43	2,912
CNP Assurances	30	2,377
Compagnie de Saint-Gobain	229	8,309
Compagnie Generale des Etablissements Michelin, Class B	113	5,830
Credit Agricole SA	723	10,714
Dassault Systemes SA	52	2,146
Electricite de France	164	7,662
Essilor International SA	419	18,150
France Telecom SA	1,089	24,307
GDF Suez	669	24,165
Groupe DANONE	355	16,973
Hermes International	55	7,335
Klepierre (REIT)	67	1,501
Lafarge SA	64	3,660
Lagardere SCA	99	3,131
L’Oreal SA	199	14,276
LVMH Moet Hennessy Louis Vuitton SA	198	15,035
Neopost SA	25	2,126
Pernod-Ricard SA	136	8,095
PPR	61	4,717
Publicis Groupe	101	3,109
Renault SA	147	4,779
Sanofi-Aventis SA	790	45,751
Schneider Electric SA	174	13,332
SCOR SE	137	2,895
Societe Generale	377	19,536
Sodexo	76	3,669
Suez Environnement SA	220	3,379
Thales SA	73	3,047
Total SA	819	41,551
Unibail-Rodmaco (REIT)	36	5,403
Vallourec SA	41	4,524
Veolia Environnement	302	8,377
Vinci SA	343	15,521
Vivendi	947	25,648

		497,634

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Germany 2.1%
Adidas AG	159	$6,021
Allianz SE	287	26,482
BASF SE	385	14,553
Bayer AG	658	32,743
Bayerische Motoren Werke AG	265	9,204
Beiersdorf AG	70	2,886
Commerzbank AG	531	3,625
Daimler AG	520	18,676
Deutsche Bank AG	325	17,480
Deutsche Boerse AG	159	11,781
Deutsche Lufthansa AG	182	2,327
Deutsche Post AG	673	7,791
Deutsche Telekom AG	1,691	20,450
E.ON AG	1,137	38,572
Fresenius Medical Care AG & Co. KGaA	396	15,587
Henkel AG & Co. KGaA	106	2,624
K&S AG	70	4,219
Linde AG	56	4,470
MAN AG	80	4,974
Merck KGaA	51	4,585
Metro AG	90	3,834
Muenchener Rueckversicherungs-Gesellschaft AG	132	18,274
RWE AG	272	19,646
SAP AG	1,690	64,901
Siemens AG	540	36,460
ThyssenKrupp AG	176	3,782
TUI AG	200	2,206
Volkswagen AG	74	23,423

		421,576

Greece 0.1%
Alpha Bank AE	300	2,957
Hellenic Telecommunications Organization SA	220	3,377
National Bank of Greece SA	389	8,204
OPAP SA	180	5,582
Piraeus Bank SA	250	2,316

		22,436

Ireland 0.1%
CRH PLC	222	5,792
Elan Corp. (a)	391	2,375
Kerry Group PLC	112	2,297

		10,464

Italy 0.8%
Alleanza Assicurazioni S.p.A	344	2,324
Assicurazioni Generali S.p.A	681	13,948
Atlantia S.p.A	209	3,714
Banca Monte dei Paschi di Siena S.p.A	2,034	3,289

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Italy (Continued)
Banco Popolare SC	513	$3,414
Enel S.p.A	2,734	14,949
ENI S.p.A	998	21,721
Fiat S.p.A (a)	572	5,687
Finmeccanica S.p.A	300	4,259
Intesa Sanpaolo S.p.A	6,195	19,979
Luxottica Group S.p.A	112	2,081
Mediaset S.p.A	632	3,577
Mediobanca S.p.A	398	4,623
Parmalat S.p.A	1,400	2,804
Saipem S.p.A	167	3,617
Snam Rete Gas S.p.A	1,252	2,965
Telecom Italia S.p.A	13,026	14,756
Terna Rete Elettrica Nationale S.p.A	973	3,138
UniCredit S.p.A	8,996	22,246
Unione di Banche Italiane ScpA	496	6,891

		159,982

Jersey 0.1%
Experian PLC	800	5,326
Shire PLC	400	5,033
WPP PLC	898	6,197

		16,556

Luxembourg 0.1%
ArcelorMittal	358	8,526
Millicom International Cellular SA	50	2,468
SES SA	233	4,226
Tenaris SA	298	3,807

		19,027

Netherlands 0.6%
Aegon NV	1,168	6,027
Akzo Nobel NV	96	4,052
ASML Holding NV	355	7,309
Corio NV (REIT)	27	1,207
European Aeronautic Defence and Space Co. NV	257	3,740
Heineken Holding NV	87	2,069
Heineken NV	198	5,915
ING Groep NV	1,270	11,907
Koninklijke Ahold NV	679	7,485
Koninklijke DSM NV	206	6,436
Koninklijke KPN NV	1,467	17,680
Koninklijke Philips Electronics NV	635	11,561
Reed Elsevier NV	495	5,474
STMicroelectronics NV	561	3,719
TNT NV	312	5,804

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Netherlands (Continued)
Unilever NV	938	$18,647
Wolters Kluwer NV	218	3,611

		122,643

Netherlands Antilles 0.2%
Schlumberger Ltd.	600	29,394

Norway 0.1%
DnB NOR ASA	582	3,701
Orkla ASA	600	4,364
StatoilHydro ASA	558	10,607
Telenor ASA	673	4,223
Yara International ASA	100	2,727

		25,622

Panama 0.0%
Carnival Corp.	300	8,064

Portugal 0.1%
Banco Comercial Portugues SA, Class R	1,915	1,799
Energias de Portugal SA	1,482	5,420
Portugal Telecom SGPS SA	487	3,743

		10,962

Spain 1.0%
Abertis Infraestructuras SA	221	3,977
Acciona SA	23	2,377
ACS Actividades de Construccion y Servicios SA	150	7,532
Banco Bilbao Vizcaya Argentaria SA	2,393	26,216
Banco de Sabadell SA	763	4,422
Banco Popular Espanol SA	649	5,401
Banco Santander SA	5,297	50,951
Criteria Caixacorp SA	689	2,598
Enagas	142	2,485
Gamesa Corp. Tecnologica SA	147	2,799
Gas Natural SDG SA	89	1,425
Iberdrola Renovables SA (a)	676	2,764
Iberdrola SA	2,161	17,155
Industria de Diseno Textil SA	179	7,671
Red Electrica Corp. SA	87	3,659
Repsol YPF SA	261	4,997
Telefonica SA	2,523	48,103
Union Fenosa SA	297	2,790

		197,322

Sweden 0.6%
Alfa Laval AB	289	2,596
Assa Abloy AB, Class B	254	3,023
Atlas Copco AB, Class A	500	4,708
Atlas Copco AB, Class B	300	2,517

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Sweden (Continued)
Getinge AB, Class B	500	$5,858
Hennes & Mauritz AB, Class B	418	18,836
Investor AB, Class B	364	5,317
Nordea Bank AB	1,695	12,769
Sandvik AB	800	5,320
Scania AB, Class B	300	3,217
Securitas AB, Class B	251	2,098
Skandinaviska Enskilda Banken AB, Class A (a)	363	1,435
Skanska AB, Class B	305	3,327
SKF AB, Class B	400	4,438
Svenska Cellulosa AB, Class B	300	2,928
Svenska Handelsbanken AB, Class A	370	6,520
Swedish Match AB	203	2,921
Tele2 AB, Class B	249	2,383
Telefonaktiebolaget LM Ericsson, Class B	1,643	14,501
TeliaSonera AB	1,820	8,620
Volvo AB, Class B	900	5,958

		119,290

Switzerland 2.0%
ABB Ltd. (a)	1,358	19,477
ACE Ltd.	100	4,632
Actelion Ltd. (a)	78	3,571
Adecco SA	99	3,922
Aryzta AG (a)	65	1,894
Baloise Holding AG	40	2,968
Compagnie Financiere Richemont SA	417	7,526
Credit Suisse Group AG	662	25,869
Foster Wheeler AG (a)	100	2,153
Geberit AG	31	3,327
Givaudan SA	3	1,911
Holcim Ltd.	83	4,251
Julius Baer Holding AG	166	5,527
Kuehne & Nagel International AG	43	3,265
Logitech International SA (a)	138	1,863
Lonza Group AG	38	3,503
Nestle SA	2,172	71,096
Noble Corp.	100	2,733
Novartis AG	1,796	68,293
Roche Holding AG	525	66,467
SGS SA	4	4,511
Sonova Holding AG	101	6,615
Swatch Group AG	25	3,511
Swiss Reinsurance	267	6,429
Swisscom AG	20	5,239
Syngenta AG	40	8,586
Transocean Ltd. (a)	100	6,748
Tyco International Ltd.	300	7,128

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Switzerland (Continued)
UBS AG (a)	1,769	$24,721
Weatherford International Ltd. (a)	300	4,989
Zurich Financial Services AG	91	17,078

		399,803

United Kingdom 4.2%
Admiral Group PLC	152	2,048
Anglo American PLC	523	11,482
Associated British Foods PLC	286	3,038
AstraZeneca PLC	1,055	37,223
Aviva PLC	2,065	9,638
Barclays PLC	6,504	27,085
BG Group PLC	1,450	23,445
BHP Billiton PLC	884	18,622
BP PLC	7,046	50,293
British American Tobacco PLC	1,070	25,944
British Land Co. PLC (REIT)	394	2,511
British Sky Broadcasting Group PLC	919	6,617
BT Group PLC	6,219	8,648
Bunzl PLC	300	2,434
Cable & Wireless PLC	1,973	4,378
Cadbury PLC	1,087	8,161
Cairn Energy PLC (a)	79	2,504
Capita Group PLC	501	5,073
Carnival PLC (a)	132	3,661
Centrica PLC	3,104	10,424
Cobham PLC	901	2,353
Compass Group PLC	1,486	7,123
Diageo PLC	1,719	20,675
Drax Group PLC	262	2,000
Firstgroup PLC	388	1,911
Friends Provident PLC	1,817	1,726
G4S PLC	1,027	2,870
GlaxoSmithKline PLC	3,953	61,344
Hammerson PLC (REIT)	357	1,672
Home Retail Group PLC	700	2,607
HSBC Holdings PLC	7,848	55,786
Imperial Tobacco Group PLC	823	18,883
International Power PLC	1,197	4,400
J Sainsbury PLC	833	4,073
Kingfisher PLC	1,901	5,234
Land Securities Group PLC (REIT)	396	3,295
Legal & General Group PLC	4,700	4,054
Liberty International PLC (REIT) (a)	107	634
Liberty International PLC (a)	27	0
Lloyds TSB Group PLC	7,385	12,236
Man Group PLC	1,377	5,164
Marks & Spencer Group PLC	1,306	6,545

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

United Kingdom (Continued)
National Grid PLC	1,544	$12,894
Next PLC	159	3,846
Old Mutual PLC	3,776	3,815
Pearson PLC	663	6,929
Prudential PLC	1,973	11,478
Reckitt Benckiser PLC	486	19,175
Reed Elsevier PLC	881	6,575
Rolls-Royce Group PLC, C Shares Entitlement (a)	125,096	185
Rolls-Royce Group PLC (a)	1,458	7,290
Royal Bank of Scotland Group PLC (a)	13,219	8,174
Royal Dutch Shell PLC, Class A	1,324	30,810
Royal Dutch Shell PLC, Class B	1,019	23,471
RSA Insurance Group PLC	2,623	5,091
SABMiller PLC	730	12,333
Sage Group PLC	2,508	6,882
Scottish & Southern Energy PLC	545	8,933
Serco Group PLC	395	2,146
Severn Trent PLC	185	2,868
Smith & Nephew PLC	1,810	12,866
Smiths Group PLC	309	3,353
Standard Chartered PLC	1,477	23,117
Standard Life PLC	1,817	5,115
Tate & Lyle PLC	370	1,511
Tesco PLC	4,416	22,029
Thomson Reuters PLC	143	3,713
Tullow Oil PLC	400	4,772
Unilever PLC	874	17,144
United Utilities Group PLC	563	4,235
Vodafone Group PLC	30,927	57,053
William Morrison Supermarkets PLC	1,928	7,038
Wolseley PLC (a)	52	943
Xstrata PLC (a)	312	2,804

		826,402

United States 21.5%
3M Co.	400	23,040
Abbott Laboratories	1,100	46,035
Activision Blizzard, Inc. (a)	300	3,231
Adobe Systems, Inc. (a)	300	8,205
Advance Auto Parts, Inc.	100	4,375
AES Corp. (a)	400	2,828
Aetna, Inc.	300	6,603
Affiliated Computer Services, Inc., Class A (a)	100	4,838
Aflac, Inc.	100	2,889
AGCO Corp. (a)	100	2,430
Agilent Technologies, Inc. (a)	200	3,652
Air Products & Chemicals, Inc.	100	6,590
Alcoa, Inc.	500	4,535

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Allegheny Energy, Inc.	100	$2,592
Allergan, Inc.	300	13,998
Alliant Energy Corp.	100	2,236
Allstate Corp.	300	6,999
Altera Corp.	200	3,262
Altria Group, Inc.	800	13,064
Amazon.com, Inc. (a)	200	16,104
Ameren Corp.	100	2,302
American Electric Power Co., Inc.	200	5,276
American Express Co.	600	15,132
American International Group, Inc.	1,400	1,932
American Tower Corp., Class A (a)	200	6,352
Ameriprise Financial, Inc.	100	2,635
AmerisourceBergen Corp.	100	3,364
AMETEK, Inc.	100	3,221
Amgen, Inc. (a)	900	43,623
Amphenol Corp., Class A	100	3,384
Anadarko Petroleum Corp.	200	8,612
Analog Devices, Inc.	200	4,256
AON Corp.	100	4,220
Apache Corp.	200	14,572
Apollo Group, Inc., Class A (a)	100	6,295
Apple, Inc. (a)	600	75,498
Applied Materials, Inc.	600	7,326
Aqua America, Inc.	100	1,835
Archer-Daniels-Midland Co.	300	7,386
Assurant, Inc.	100	2,444
AT&T, Inc.	5,700	146,034
Automatic Data Processing, Inc.	300	10,560
Avery Dennison Corp.	100	2,874
Avon Products, Inc.	200	4,552
Baker Hughes, Inc.	100	3,558
Ball Corp.	100	3,772
Bank of America Corp.	4,273	38,158
Bank of New York Mellon Corp.	700	17,836
Baxter International, Inc.	300	14,550
BB&T Corp.	300	7,002
Becton Dickinson & Co.	100	6,048
Bed Bath & Beyond, Inc. (a)	100	3,042
Berkshire Hathaway, Inc., Class B (a)	10	30,650
Best Buy Co., Inc.	200	7,676
Biogen Idec, Inc. (a)	200	9,668
BMC Software, Inc. (a)	100	3,467
Boeing Co.	300	12,015
BorgWarner, Inc.	100	2,895
Boston Properties, Inc. (REIT)	100	4,942
Boston Scientific Corp. (a)	800	6,728

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Bristol-Myers Squibb Co.	1,800	$34,560
Broadcom Corp., Class A (a)	300	6,957
Burlington Northern Santa Fe Corp.	200	13,496
CA, Inc.	200	3,450
Campbell Soup Co.	100	2,572
Capital One Financial Corp.	200	3,348
Cardinal Health, Inc.	200	6,758
Caterpillar, Inc.	400	14,232
CBS Corp., Class B	300	2,112
Celgene Corp. (a)	400	17,088
CenterPoint Energy, Inc.	200	2,128
CenturyTel, Inc.	100	2,715
CH Robinson Worldwide, Inc.	100	5,316
Charles Schwab Corp.	600	11,088
Chesapeake Energy Corp.	300	5,913
Chevron Corp.	900	59,490
Chubb Corp.	200	7,790
CIGNA Corp.	200	3,942
Cincinnati Financial Corp.	100	2,395
Cintas Corp.	100	2,566
Cisco Systems, Inc. (a)	3,300	63,756
Citigroup, Inc. (a)	3,200	9,760
Citrix Systems, Inc. (a)	100	2,853
Cliffs Natural Resources, Inc.	100	2,306
Clorox Co.	100	5,605
Coach, Inc.	200	4,900
Coca-Cola Co.	800	34,440
Coca-Cola Enterprises, Inc.	200	3,412
Cognizant Technology Solutions Corp., Class A (a)	200	4,958
Colgate-Palmolive Co.	200	11,800
Comcast Corp., Class A	1,100	17,006
Comcast Corp., Class Special A	500	7,340
Computer Sciences Corp. (a)	100	3,696
ConAgra Foods, Inc.	300	5,310
ConocoPhillips	700	28,700
Consol Energy, Inc.	100	3,128
Consolidated Edison, Inc.	200	7,426
Constellation Energy Group, Inc.	100	2,408
Corning, Inc.	1,100	16,082
Costco Wholesale Corp.	400	19,440
C.R. Bard, Inc.	100	7,163
Crown Castle International Corp. (a)	200	4,904
CSX Corp.	200	5,918
Cummins, Inc.	100	3,400
CVS Caremark Corp.	900	28,602
Danaher Corp.	100	5,844
Darden Restaurants, Inc.	100	3,697

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
DaVita, Inc. (a)	100	$4,637
Deere & Co.	200	8,252
Dell, Inc. (a)	1,100	12,782
DENTSPLY International, Inc.	100	2,862
Devon Energy Corp.	200	10,370
DIRECTV Group, Inc. (a)	400	9,892
Dollar Tree, Inc. (a)	100	4,234
Dominion Resources, Inc.	300	9,048
Dover Corp.	100	3,078
Dow Chemical Co.	500	8,000
DTE Energy Co.	100	2,957
Duke Energy Corp.	400	5,524
Eaton Corp.	100	4,380
eBay, Inc. (a)	600	9,882
Ecolab, Inc.	100	3,855
Edison International, Inc.	200	5,702
El Paso Corp.	300	2,070
Electronic Arts, Inc. (a)	200	4,070
Eli Lilly & Co.	900	29,628
Embarq Corp.	100	3,656
EMC Corp. (a)	1,400	17,542
Emerson Electric Co.	500	17,020
ENSCO International, Inc.	100	2,828
Entergy Corp.	100	6,477
EOG Resources, Inc.	100	6,348
EQT Corp.	100	3,363
Equifax, Inc.	100	2,916
Equity Residential (REIT)	100	2,289
Estee Lauder Cos., Inc., Class A	100	2,990
Exelon Corp.	200	9,226
Expeditors International of Washington, Inc.	100	3,471
Express Scripts, Inc. (a)	100	6,397
Exxon Mobil Corp.	2,200	146,674
Family Dollar Stores, Inc.	100	3,319
Fastenal Co.	100	3,836
FedEx Corp.	200	11,192
Fifth Third Bancorp	300	1,230
FirstEnergy Corp.	200	8,180
Fiserv, Inc. (a)	100	3,732
FLIR Systems, Inc. (a)	100	2,218
Fluor Corp.	100	3,787
FMC Technologies, Inc. (a)	100	3,423
Ford Motor Co. (a)	1,000	5,980
Forest Laboratories, Inc. (a)	200	4,338
Fortune Brands, Inc.	100	3,931
FPL Group, Inc.	200	10,758
Franklin Resources, Inc.	100	6,048

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Freeport-McMoRan Copper & Gold, Inc.	200	$8,530
GameStop Corp., Class A (a)	100	3,016
Gap, Inc.	300	4,662
General Dynamics Corp.	200	10,334
General Electric Co.	3,600	45,540
General Mills, Inc.	200	10,138
Genuine Parts Co.	100	3,396
Genzyme Corp. (a)	200	10,666
Gilead Sciences, Inc. (a)	800	36,640
Goldman Sachs Group, Inc.	200	25,700
Goodrich Corp.	100	4,428
Google, Inc., Class A (a)	100	39,597
Halliburton Co.	400	8,088
Harris Corp.	100	3,058
Hartford Financial Services Group, Inc.	200	2,294
Hasbro, Inc.	100	2,666
Hershey Co.	100	3,614
Hess Corp.	100	5,479
Hewlett-Packard Co.	1,400	50,372
HJ Heinz Co.	200	6,884
Home Depot, Inc.	700	18,424
Honeywell International, Inc.	400	12,484
Hospira, Inc. (a)	100	3,287
H&R Block, Inc.	200	3,028
Hudson City Bancorp, Inc.	300	3,768
Humana, Inc. (a)	100	2,878
IBM Corp.	800	82,568
Illinois Tool Works, Inc.	200	6,560
Illumina, Inc. (a)	100	3,735
Intel Corp.	2,500	39,450
International Game Technology	200	2,470
International Paper Co.	200	2,532
Intuit, Inc. (a)	200	4,626
ITT Corp.	100	4,101
Jacobs Engineering Group, Inc. (a)	100	3,804
JM Smucker Co.	100	3,940
Johnson & Johnson	2,000	104,720
Johnson Controls, Inc.	300	5,703
Joy Global, Inc.	100	2,550
JPMorgan Chase & Co.	2,500	82,500
Juniper Networks, Inc. (a)	300	6,495
Kellogg Co.	200	8,422
KeyCorp.	300	1,845
Kimberly-Clark Corp.	200	9,828
KLA–Tencor Corp.	100	2,774
Kohl’s Corp. (a)	200	9,070
Kraft Foods, Inc., Class A	800	18,720

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Kroger Co.	500	$10,810
L-3 Communications Holdings, Inc.	100	7,615
Laboratory Corp. of America Holdings (a)	100	6,415
Lam Research Corp. (a)	100	2,788
Legg Mason, Inc.	100	2,007
Liberty Media Corp.-Entertainment, Class A, Ser A (a)	300	7,305
Life Technologies Corp. (a)	100	3,730
Linear Technology Corp.	100	2,178
Lockheed Martin Corp.	200	15,706
Loews Corp.	200	4,978
Lorillard, Inc.	100	6,313
Lowe’s Cos., Inc.	600	12,900
Marathon Oil Corp.	400	11,880
Marriott International, Inc., Class A	200	4,712
Marsh & McLennan Cos., Inc.	300	6,327
Masco Corp.	200	1,772
Mattel, Inc.	200	2,992
McAfee, Inc. (a)	100	3,754
McCormick & Co., Inc.	100	2,945
McDonald’s Corp.	700	37,303
McGraw-Hill Cos., Inc.	200	6,030
McKesson Corp.	200	7,400
MDU Resources Group, Inc.	100	1,757
Medco Health Solutions, Inc. (a)	300	13,065
Medtronic, Inc.	500	16,000
Merck & Co., Inc.	1,800	43,632
MetLife, Inc.	200	5,950
Microsoft Corp.	7,100	143,846
Molson Coors Brewing Co., Class B	100	3,825
Monsanto Co.	300	25,467
Moody’s Corp.	100	2,952
Mosaic Co.	100	4,045
Motorola, Inc.	1,300	7,189
Murphy Oil Corp.	100	4,771
NASDAQ OMX Group, Inc. (a)	100	1,923
National-Oilwell Varco, Inc. (a)	200	6,056
NetApp, Inc. (a)	200	3,660
New York Community Bancorp, Inc.	200	2,262
Newmont Mining Corp.	300	12,072
News Corp., Class A	1,100	9,086
News Corp., Class B	300	2,736
NIKE, Inc., Class B	200	10,494
NiSource, Inc.	200	2,198
Noble Energy, Inc.	100	5,675
Norfolk Southern Corp.	200	7,136
Northern Trust Corp.	100	5,436
Northrop Grumman Corp.	200	9,670

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Northwest Equity Corp. (a)	2,235	$11,845
NRG Energy, Inc. (a)	100	1,798
Nucor Corp.	200	8,138
NVIDIA Corp. (a)	300	3,444
NYSE Euronext	100	2,317
Occidental Petroleum Corp.	400	22,516
Omnicom Group, Inc.	200	6,294
ONEOK, Inc.	100	2,617
Oracle Corp.	3,600	69,624
Owens-Illinois, Inc. (a)	100	2,439
PACCAR, Inc.	200	7,088
Pactiv Corp. (a)	100	2,186
Pall Corp.	100	2,641
Parker Hannifin Corp.	100	4,535
Paychex, Inc.	200	5,402
Peabody Energy Corp.	100	2,639
Pentair, Inc.	100	2,664
People’s United Financial, Inc.	200	3,124
Pepsi Bottling Group, Inc.	100	3,127
PepsiCo, Inc.	600	29,856
Pfizer, Inc.	4,800	64,128
PG&E Corp.	200	7,424
Pharmaceutical Product Development, Inc.	100	1,961
Philip Morris International, Inc.	800	28,960
Pinnacle West Capital Corp.	100	2,738
Pitney Bowes, Inc.	100	2,454
PNC Financial Services Group, Inc.	200	7,940
PPG Industries, Inc.	100	4,405
PPL Corp.	200	5,982
Praxair, Inc.	200	14,922
Precision Castparts Corp.	100	7,486
Principal Financial Group, Inc.	200	3,268
Procter & Gamble Co.	1,300	64,272
Progress Energy, Inc.	100	3,412
Progressive Corp. (a)	400	6,112
Prudential Financial, Inc.	200	5,776
Public Service Enterprise Group, Inc.	300	8,952
QUALCOMM, Inc.	1,200	50,784
Quest Diagnostics, Inc.	100	5,133
Questar Corp.	100	2,972
Qwest Communications International, Inc.	900	3,501
Range Resources Corp.	100	3,997
Raytheon Co.	200	9,046
Regions Financial Corp.	400	1,796
Republic Services, Inc.	200	4,200
Reynolds American, Inc.	100	3,798
Rockwell Automation, Inc.	100	3,159

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Rockwell Collins, Inc.	100	$3,835
Ross Stores, Inc.	100	3,794
Safeway, Inc.	400	7,900
Saint Jude Medical, Inc. (a)	200	6,704
Salesforce.com, Inc. (a)	100	4,281
Sara Lee Corp.	400	3,328
SCANA Corp.	100	3,022
Schering-Plough Corp.	1,300	29,926
Sempra Energy	100	4,602
Sherwin-Williams Co.	100	5,664
Sigma-Aldrich Corp.	100	4,384
Simon Property Group, Inc. (REIT)	202	10,423
SLM Corp. (a)	300	1,449
Smith International, Inc.	100	2,585
Southern Co.	200	5,776
Southwestern Energy Co. (a)	200	7,172
Spectra Energy Corp.	300	4,350
Sprint Nextel Corp. (a)	1,600	6,976
Staples, Inc.	400	8,248
Starbucks Corp. (a)	400	5,784
State Street Corp.	300	10,239
Stryker Corp.	200	7,742
Sunoco, Inc.	100	2,651
SunTrust Banks, Inc.	200	2,888
Symantec Corp. (a)	500	8,625
Synthes, Inc.	127	12,907
Sysco Corp.	500	11,665
T. Rowe Price Group, Inc.	100	3,852
Target Corp.	300	12,378
Texas Instruments, Inc.	600	10,836
Thermo Fisher Scientific, Inc. (a)	300	10,524
Tiffany & Co.	100	2,894
Tim Hortons, Inc.	100	2,429
Time Warner Cable, Inc.	208	6,704
Time Warner, Inc.	700	15,281
TJX Cos., Inc.	200	5,594
Toll Brothers, Inc. (a)	100	2,026
Travelers Cos., Inc.	300	12,342
Union Pacific Corp.	300	14,742
United Parcel Service, Inc., Class B	400	20,936
United States Steel Corp.	100	2,655
United Technologies Corp.	400	19,536
UnitedHealth Group, Inc.	500	11,760
Unum Group	200	3,268
U.S. Bancorp	700	12,754
Valero Energy Corp.	200	3,968
Varian Medical Systems, Inc. (a)	100	3,337

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Verizon Communications, Inc.	2,900	$87,986
Vertex Pharmaceuticals, Inc. (a)	100	3,082
Viacom, Inc., Class B (a)	300	5,772
Visa, Inc., Class A	300	19,488
Vornado Realty Trust (REIT)	101	4,938
Vulcan Materials Co.	100	4,755
Walgreen Co.	700	22,001
Wal-Mart Stores, Inc.	1,300	65,520
Walt Disney Co.	1,000	21,900
Waste Management, Inc.	300	8,001
Waters Corp. (a)	100	4,417
WellPoint, Inc. (a)	300	12,828
Wells Fargo & Co.	1,858	37,179
Western Union Co.	400	6,700
Weyerhaeuser Co.	100	3,526
Williams Cos., Inc.	300	4,230
Windstream Corp.	300	2,490
Wisconsin Energy Corp.	100	3,996
WR Berkley Corp.	100	2,391
Wyeth	1,100	46,640
Xcel Energy, Inc.	300	5,532
Xerox Corp.	500	3,055
Xilinx, Inc.	200	4,088
XTO Energy, Inc.	300	10,398
Yahoo!, Inc. (a)	800	11,432
Yum! Brands, Inc.	300	10,005
Zimmer Holdings, Inc. (a)	100	4,399
Zions Bancorporation	100	1,093

		4,258,957

Total Common Stocks 37.1%		7,340,352

Investment Companies 3.0%
Luxembourg 0.1%
Julius Baer Multistock—Swiss Stock Fund	400	16,415

United States 2.9%
iShares iBoxx Investment Grade Corporate Bond Fund	3,800	365,560
iShares MSCI Emerging Markets Index Fund	7,390	211,723

		577,283

Total Investment Companies 3.0%		593,698

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Preferred Stocks 0.1%
Germany 0.1%
Fresenius SE	166	$8,575
Henkel AG & Co. KGaA	142	3,857
Porsche Automobil Holding SE	66	4,767
RWE AG	29	1,804
Volkswagen AG	84	5,335

Total Preferred Stocks 0.1%		24,338

Government Agency Obligations 2.1%
Sweden 1.0%
Sweden Government Bonds ($1,500,000 par, 4.25% coupon, maturing 03/12/19)		202,117

United States 1.1%
Federal Home Loan Mortgage Corp. ($100,000 par, 5.50% coupon, maturing 08/20/12)		111,628
Federal National Mortgage Association ($90,000 par, 4.88% coupon, maturing 05/18/12)		98,265

		209,893

Total Government Agency Obligations 2.1%		412,010

Total Long-Term Investments 42.3% (Cost $8,455,936)		8,370,398

Repurchase Agreements 48.8%
Citigroup Global Markets, Inc. ($7,269,861 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 04/30/09, to be sold on 05/01/09 at $7,269,889)		7,269,861
Citigroup Global Markets, Inc. ($559,220 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 04/30/09, to be sold on 05/01/09 at $559,222)		559,220

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Description	Value

Repurchase Agreements (Continued)
JPMorgan Chase & Co. ($1,677,660 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 04/30/09, to be sold on 05/01/09 at $1,677,667)	$1,677,660
State Street Bank & Trust Co. ($152,259 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 04/30/09, to be sold on 05/01/09 at $152,259)	152,259

Total Repurchase Agreements 48.8% (Cost $9,659,000)	9,659,000

Total Investments 91.1% (Cost $18,114,936)	18,029,398

Foreign Currency 0.1% (Cost $20,333)	20,307

Other Assets in Excess of Liabilities 8.8%	1,737,300

Net Assets 100.0%	$19,787,005

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security

REIT—Real Estate Investment Trust

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Forward Foreign Currency Contracts Outstanding as of April 30, 2009:

			Unrealized
		Current	Appreciation/
	In Exchange for	Value	Depreciation

Long Contracts:
Australian Dollar 598,282 expiring 05/14/09	US$	$434,504	$(788)
Canadian Dollar 991,340 expiring 05/14/09	US$	833,793	14,637
Euro 1,557,454 expiring 05/14/09	US$	2,060,603	(4,892)
Hong Kong Dollar 1,030,892 expiring 05/14/09	US$	133,027	(5)
Japanese Yen 348,234,058 expiring 05/14/09	US$	3,531,413	43,492
Norwegian Krone 1,333,611 expiring 05/14/09	US$	203,055	2,210
Pound Sterling 391,703 expiring 05/14/09	US$	579,460	(3,790)
Singapore Dollar 92,689 expiring 05/14/09	US$	62,605	814
Swiss Franc 80,463 expiring 05/14/09	US$	70,507	80

Total Long Contacts			51,758

Short Contracts:
Canadian Dollar 255,271 expiring 05/14/09	US$	213,930	(3,397)
Japanese Yen 20,629,542 expiring 05/14/09	US$	209,203	(1,180)
Pound Sterling 94,577 expiring 05/14/09	US$	139,910	943
Swedish Krona 428,705 expiring 05/14/09	US$	53,292	(617)

Total Short Contracts			(4,251)

Total Forward Foreign Currency Contracts			$47,507

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Futures Contracts Outstanding as of April 30, 2009:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation

Long Contracts:
ASX SPI 200 Index, June 2009 (Current Notional Value of $68,424 per contract)	6	$31,193
Australian Treasury Bonds 10-Year, June 2009 (Current Notional Value of $80,943 per contract)	9	(16,538)
Dow Jones Euro Stoxx 50 Index, June 2009 (Current Notional Value of $30,802 per contract)	7	13,449
FTSE 100 Index, June 2009 (Current Notional Value of $62,236 per contract)	2	11,496
German Euro Bunds, June 2009 (Current Notional Value of $162,119 per contract)	10	(13,668)
Hang Seng Index, May 2009 (Current Notional Value of $99,270 per contract)	1	3,028
JGB Mini 10-Year, June 2009 (Current Notional Value of $138,795 per contract)	8	(15,490)
S&P 500 EMini Index, June 2009 (Current Notional Value of $43,500 per contract)	26	165,653
S&P Midcap 400 EMini Index, June 2009 (Current Notional Value of $56,000 per contract)	17	178,574
S&P TSE 60 Index, June 2009 (Current Notional Value of $94,511 per contract)	6	60,566
Topix Index, June 2009 (Current Notional Value of $85,277 per contract)	14	201,067
U.S. Treasury Notes 10-Year, June 2009 (Current Notional Value of $120,938 per contract)	7	(2,195)
UK Long Gilt Bonds, June 2009 (Current Notional Value of $178,409 per contract)	4	(3,016)

Total Long Contracts:	117	614,119

Short Contracts:
Government of Canada 10-Year Bonds, June 2009 (Current Notional Value of $103,805 per contract)	1	321

Total Futures Contracts	118	$614,440

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets

Pharmaceuticals	$729,508	3.7%
Integrated Oil & Gas	489,609	2.5
Diversified Banks	431,615	2.2
Integrated Telecommunication Services	415,818	2.1
Government Agency Obligations	412,010	2.1
Other	365,560	1.9
Systems Software	232,766	1.2

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

		Percent of
Industry	Value	Net Assets

Computer Hardware	$221,220	1.1%
Investment Companies	211,724	1.1
Packaged Foods & Meats	209,438	1.1
Communications Equipment	198,163	1.0
Electric Utilities	180,545	0.9
Multi-Utilities	150,649	0.8
Aerospace & Defense	144,875	0.7
Other Diversified Financial Services	142,325	0.7
Health Care Equipment	137,090	0.7
Biotechnology	128,073	0.7
Industrial Conglomerates	119,884	0.6
Household Products	117,161	0.6
Multi-Line Insurance	109,952	0.6
Hypermarkets & Super Centers	103,426	0.5
Tobacco	99,883	0.5
Application Software	93,895	0.5
Wireless Telecommunication Services	86,358	0.4
Oil & Gas Exploration & Production	84,614	0.4
Movies & Entertainment	80,423	0.4
Semiconductors	78,190	0.4
Automobile Manufacturers	77,851	0.4
Property & Casualty Insurance	77,823	0.4
Soft Drinks	70,835	0.4
Restaurants	70,010	0.4
Food Retail	69,857	0.4
Diversified Capital Markets	68,070	0.3
Industrial Machinery	65,925	0.3
Oil & Gas Equipment & Services	65,517	0.3
Diversified Chemicals	63,753	0.3
Asset Management & Custody Banks	62,070	0.3
Internet Software & Services	60,911	0.3
Diversified Metals & Mining	60,492	0.3
Life & Health Insurance	58,066	0.3
Air Freight & Logistics	54,510	0.3
Data Processing & Outsourced Services	54,416	0.3
Health Care Services	53,195	0.3
Construction & Farm Machinery & Heavy Trucks	51,834	0.3
Drug Retail	50,603	0.3
Apparel, Accessories & Luxury Goods	49,320	0.3
Broadcasting & Cable TV	46,509	0.2
Fertilizers & Agricultural Chemicals	45,044	0.2
Heavy Electrical Equipment	44,568	0.2
Home Improvement Retail	42,222	0.2
Investment Banking & Brokerage	41,412	0.2
Railroads	41,292	0.2
Apparel Retail	40,557	0.2
Electrical Components & Equipment	40,011	0.2
Managed Health Care	38,011	0.2
Construction & Engineering	36,124	0.2

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

		Percent of
Industry	Value	Net Assets

Brewers	$35,771	0.2%
Publishing	35,464	0.2
Industrial Gases	34,412	0.2
Distillers & Vintners	28,769	0.1
Reinsurance	27,597	0.1
IT Consulting & Other Services	26,990	0.1
Steel	25,407	0.1
Hotels, Resorts & Cruise Lines	25,123	0.1
Personal Products	24,704	0.1
Department Stores	24,178	0.1
Regional Banks	23,794	0.1
Computer Storage & Peripherals	23,065	0.1
Health Care Supplies	21,012	0.1
Diversified Commercial & Professional Services	20,286	0.1
Semiconductor Equipment	20,197	0.1
Specialty Chemicals	20,089	0.1
General Merchandise Stores	19,931	0.1
Consumer Finance	19,929	0.1
Specialized Finance	18,973	0.1
Construction Materials	18,458	0.1
Broadcasting—Diversified	18,270	0.1
Environmental & Facilities Services	17,726	0.1
Health Care Distributors	17,522	0.1
Building Products	16,432	0.1
Independent Power Producers & Energy Traders	16,198	0.1
Internet Retail	16,104	0.1
Gas Utilities	15,828	0.1
Advertising	15,600	0.1
Diversified REIT’s	15,157	0.1
Life Sciences Tools & Services	14,254	0.1
Insurance Brokers	13,298	0.1
Retail REIT’s	13,131	0.1
Multi-Sector Holdings	12,496	0.1
Oil & Gas Drilling	12,309	0.1
Agricultural Products	12,187	0.1
Gold	12,072	0.1
Food Distributors	11,665	0.1
Consumer Electronics	11,561	0.1
Specialty Stores	11,142	0.1
Computer & Electronics Retail	10,692	0.1
Oil & Gas Storage & Transportation	10,650	0.1
Footwear	10,494	0.1
Paper Products	9,620	0.1
Electronic Equipment Manufacturers	9,254	0.1
Thrifts & Mortgage Finance	9,154	0.0	*
Marine	9,144	0.0	*
Human Resource & Employment Services	8,996	0.0	*
Auto Parts & Equipment	8,598	0.0	*
Metal & Glass Containers	8,397	0.0	*

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

		Percent of
Industry	Value	Net Assets

Casinos & Gaming	$8,052	0.0	*%
Highways & Railtracks	7,690	0.0	*
Home Entertainment Software	7,301	0.0	*
Trading Companies & Distributors	7,213	0.0	*
Oil & Gas Refining & Marketing	6,619	0.0	*
Education Services	6,295	0.0	*
Tires & Rubber	5,830	0.0	*
Leisure Products	5,658	0.0	*
Office Services & Supplies	5,328	0.0	*
Electronic Manufacturing Services	5,232	0.0	*
Office Electronics	5,181	0.0	*
Office	4,942	0.0	*
Water Utilities	4,703	0.0	*
Aluminum	4,535	0.0	*
Alternative Carriers	4,378	0.0	*
Automotive Retail	4,375	0.0	*
Housewares & Specialties	3,931	0.0	*
Forest Products	3,526	0.0	*
Distributors	3,396	0.0	*
Real Estate Management & Development	3,295	0.0	*
Coal & Consumable Fuels	3,128	0.0	*
Home Furnishing Retail	3,042	0.0	*
Specialized Consumer Services	3,028	0.0	*
Catalog Retail	2,607	0.0	*
Commodity Chemicals	2,503	0.0	*
Utility	2,375	0.0	*
Airlines	2,327	0.0	*
Residential REIT’s	2,289	0.0	*
Homebuilding	2,026	0.0	*
Trucking	1,911	0.0	*

	$8,370,398	42.3%

*	Amount is less than 0.1%

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Statements

Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Total Investments (Cost $18,114,936)	$18,029,398
Foreign Currency (Cost $20,333)	20,307
Restricted Cash	960,311
Receivables:
Variation Margin on Futures	614,440
Expense Reimbursement from Adviser	44,109
Fund Shares Sold	24,466
Dividends	21,541
Interest	4,188
Unamortized Offering Costs	128,490
Forward Foreign Currency Contracts	62,176
Other	1,013

Total Assets	19,910,439

Liabilities:
Payables:
Distributor and Affiliates	7,870
Investments Purchased	800
Offering Costs	64,105
Accrued Expenses	35,877
Forward Foreign Currency Contracts	14,669
Trustees’ Deferred Compensation and Retirement Plans	113

Total Liabilities	123,434

Net Assets	$19,787,005

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$20,286,687
Net Unrealized Appreciation	575,980
Accumulated Undistributed Net Investment Income	35,796
Accumulated Net Realized Loss	(1,111,458)

Net Assets	$19,787,005

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $253,263 and 26,020 shares of beneficial interest issued and outstanding)	$9.73
Maximum sales charge (5.75%* of offering price)	0.59

Maximum offering price to public	$10.32

Class B Shares:
Net asset value and offering price per share (Based on net assets of $176,566 and 18,143 shares of beneficial interest issued and outstanding)	$9.73

Class C Shares:
Net asset value and offering price per share (Based on net assets of $166,943 and 17,137 shares of beneficial interest issued and outstanding)	$9.74

Class I Shares:
Net asset value and offering price per share (Based on net assets of $19,092,983 and 1,960,000 shares of beneficial interest issued and outstanding)	$9.74

Class R Shares:
Net asset value and offering price per share (Based on net assets of $97,250 and 10,000 shares of beneficial interest issued and outstanding)	$9.73

*	On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Statements  continued

Statement of Operations
For the Period December 29, 2008 (Commencement of Operations) to April 30, 2009 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $5,503)	$88,356
Interest	7,710

Total Income	96,066

Expenses:
Offering Costs	64,510
Investment Advisory Fee	47,285
Accounting and Administrative Expenses	20,161
Professional Fees	19,006
Custody	18,591
Reports to Shareholders	12,133
Registration Fees	9,999
Transfer Agent Fees	5,421
Trustees’ Fees and Related Expenses	1,186
Distribution (12b-1) and Service Fees
Class A	111
Class B	102
Class C	5
Class R	157
Other	8,211

Total Expenses	206,878
Expense Reduction	146,608

Net Expenses	60,270

Net Investment Income	$35,796

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(95,484)
Foreign Currency Transactions	(29,253)
Forward Foreign Currency Contracts	(422,031)
Futures	(564,690)

Net Realized Loss	(1,111,458)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-

End of the Period:
Investments	(85,538)
Futures	614,440
Forward Commitments	47,507
Foreign Currency Translation	(429)

575,980

Net Unrealized Appreciation During the Period	575,980

Net Realized and Unrealized Loss	$(535,478)

Net Decrease in Net Assets From Operations	$(499,682)

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Statements  continued

Statement of Changes in Net Assets (Unaudited)

For the Period
December 29, 2008
(Commencement of
Operations) to
April 30, 2009

From Investment Activities:
Operations:
Net Investment Income	$35,796
Net Realized Loss	(1,111,458)
Net Unrealized Appreciation During the Period	575,980

Change in Net Assets from Operations	(499,682)

Net Change in Net Assets from Investment Activities	(499,682)

From Capital Transactions:
Proceeds from Shares Sold	20,311,350
Cost of Shares Repurchased	(24,663)

Net Change in Net Assets from Capital Transactions	20,286,687

Total Increase in Net Assets	19,787,005
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $35,796)	$19,787,005

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

December 29, 2008
(Commencement of
Operations) to
Class A Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.24
Net Realized and Unrealized Loss	(0.51)

Total from Investment Operations	(0.27)

Net Asset Value, End of the Period	$9.73

Total Return* (b)	–2.70% **
Net Assets at End of the Period (In millions)	$0.3
Ratio of Expenses to Average Net Assets*	1.20%
Ratio of Net Investment Income to Average Net Assets*	7.76%
Portfolio Turnover	19% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.78%
Ratio of Net Investment Income to Average Net Assets	5.18%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

	December 29, 2008
	(Commencement of
	Operations) to
Class B Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.11
Net Realized and Unrealized Loss	(0.38)

Total from Investment Operations	(0.27)

Net Asset Value, End of the Period	$9.73

Total Return* (b)	–2.70%	(c)**
Net Assets at End of the Period (In millions)	$0.2
Ratio of Expenses to Average Net Assets*	1.20%	(c)
Ratio of Net Investment Income to Average Net Assets*	3.59%	(c)
Portfolio Turnover	19%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.69%	(c)
Ratio of Net Investment Income to Average Net Assets	1.10%	(c)

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

	December 29, 2008
	(Commencement of
	Operations) to
Class C Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.12
Net Realized and Unrealized Loss	(0.38)

Total from Investment Operations	(0.26)

Net Asset Value, End of the Period	$9.74

Total Return* (b)	–2.60%	(c)**
Net Assets at End of the Period (In millions)	$0.2
Ratio of Expenses to Average Net Assets*	0.96%	(c)
Ratio of Net Investment Income to Average Net Assets*	3.76%	(c)
Portfolio Turnover	19%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.40%	(c)
Ratio of Net Investment Income to Average Net Assets	1.32%	(c)

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

December 29, 2008
(Commencement of
Operations) to
Class I Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.01
Net Realized and Unrealized Loss	(0.27)

Total from Investment Operations	(0.26)

Net Asset Value, End of the Period	$9.74

Total Return* (b)	–2.60% **
Net Assets at End of the Period (In millions)	$19.1
Ratio of Expenses to Average Net Assets*	0.95%
Ratio of Net Investment Income to Average Net Assets*	0.48%
Portfolio Turnover	19% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.27%
Ratio of Net Investment Loss to Average Net Assets	(1.84% )

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

	December 29, 2008
	(Commencement of
	Operations) to
Class R Shares	April 30, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Loss (a)	-0-	(b)
Net Realized and Unrealized Loss	(0.27)

Total from Investment Operations	(0.27)

Net Asset Value, End of the Period	$9.73

Total Return* (c)	–2.70%	**
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets*	1.45%
Ratio of Net Investment Loss to Average Net Assets*	(0.03%	)
Portfolio Turnover	19%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.77%
Ratio of Net Investment Loss to Average Net Assets	(2.35%	)

(a)	Based on average shares outstanding.

(b)	Amount is less than $.01 per share.

(c)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to .50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen Global Tactical Asset Allocation Fund (the “Fund”) is organized as a series of the Van Kampen Trust II, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek capital appreciation over time by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers. The Fund commenced investment operations on December 29, 2008. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares, and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Fixed income investments are stated at value using market quotations on indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Future contracts are valued at the settlement price each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective December 29, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities
		Other	Other
	Investments in	Financial	Financial
Valuation Inputs	Securities	Instruments*	Instruments*

Level 1—Quoted Prices	$7,958,203	$614,440	$-0-
Level 2—Other Significant Observable Inputs	10,071,195	62,176	(14,669)
Level 3—Significant Unobservable Inputs	-0-	-0-	-0-

Total	$18,029,398	$676,616	$(14,669)

*	Other financial instrument includes futures and forward foreign currency contracts.

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

C. Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states.
At April 30, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$18,158,054

Gross tax unrealized appreciation	$467,256
Gross tax unrealized depreciation	(595,912)

Net tax unrealized depreciation on investments	$(128,656)

E. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended April 30, 2009.
Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F. Foreign Currency Translation Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Unrealized gains and losses on investments resulting from changes in exchange rates and the unrealized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on investments resulting from changes in exchange rates and the

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

realized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency transactions on the Statement of Operations.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $750 million	.75%
Next $750 million	.70%
Over $1.5 billion	.65%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 1.20%, 1.20%, 0.96%, 0.95%, and 1.45% for Classes A, B, C, I, and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended April 30, 2009, the Adviser waived or reimbursed approximately $146,600 of advisory fees or other expenses.
For the period ended April 30, 2009, the Fund recognized expenses of approximately $700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended April 30, 2009, the Fund recognized expenses of approximately $16,400 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended April 30, 2009, the Fund recognized expenses of approximately $5,200 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $1,000 are included in “Other” assets on the Statement of Assets and Liabilities at April 30, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended April 30, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $300 and did not received any contingent deferred sales charge (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At April 30, 2009, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class B, 10,000 shares of Class C, 1,950,000 shares of Class I, and 10,000 shares of Class R. At April 30, 2009, Van Kampen Investments Inc., an affiliate of the Adviser, owned 10,000 shares of Class I.

3. Capital Transactions
For the period ended April 30, 2009, transactions were as follows:

	Shares	Value

Sales:
Class A	27,603	$264,813
Class B	18,143	171,674
Class C	18,121	174,863
Class I	1,960,000	19,600,000
Class R	10,000	100,000

Total Sales	2,033,867	$20,311,350

Repurchases:
Class A	(1,583)	$(15,227)
Class B	-0-	-0-
Class C	(984)	(9,436)
Class I	-0-	-0-
Class R	-0-	-0-

Total Repurchases	(2,567)	$(24,663)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government Securities, were $9,589,487 and $1,448,261, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government Securities for the period were $412,558 and $-0-, respectively.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Summarized below are specific types of derivative financial instruments used by the Fund.

A. Forward Foreign Currency Contracts A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation on the Statement of Operations. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as component of realized gain/loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
During the period ended April 30, 2009, the cost of purchases and the proceeds from sales of forward foreign currency contracts were $30,667,268 and $241,214, respectively.

B. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures of equity indices or treasury bonds or notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). When entering into Futures contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against defaults. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Transactions in futures contracts for the period ended April 30, 2009, were as follows:

Contracts

Outstanding at December 29, 2008 (Commencement of Operations)	-0-
Futures Opened	270
Futures Closed	(152)

Outstanding at April 30, 2009	118

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161), effective December 29, 2008. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the fund’s financial position and results of operations.
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2009.

	Asset Derivatives		Liability Derivatives

Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest Rate Contracts	Variation Margin on Futures	$321	Variation Margin on Futures	($50,907)
Equity Contracts	Variation Margin on Futures	665,026	Variation Margin on Futures	-0-
Foreign Exchange Contracts	Forward Foreign Currency Contracts	$62,176	Forward Foreign Currency Contracts	($14,669)

Total		$727,523		($65,576)

The following tables set forth by primary risk exposure the Fund’s realized gains/losses and change in unrealized gains/losses by type of derivative contract for the period ended April 30, 2009 in accordance with FAS 161.

Amount of Realized Gain/(Loss) on Derivative Contracts

		Forward Foreign
Primary Risk Exposure	Futures	Currency Contracts	Total

Interest Rate Contracts	($64,098)		($64,098)
Equity Contracts	($500,592)		($500,592)
Foreign Exchange Contracts		($422,031)	($422,031)

Total	($564,690)	($422,031)	($986,721)

Change in Unrealized Appreciation/(Depreciation) on Derivative Contracts

		Forward Foreign
Primary Risk Exposure	Futures	Currency Contracts	Total

Interest Rate Contracts	($50,586)		($50,586)
Equity Contracts	$665,026		$665,026
Foreign Exchange Contracts		$47,507	$47,507

Total	$614,440	$47,507	$661,947

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
All distribution expenses incurred by the Distributor have been reimbursed by the Fund which has resulted in a reduced distribution fee for both Class B and Class C Shares. To the extent distribution expenses are incurred by the Distributor in the future, these amounts may be recovered from subsequent payments under the distribution plan or CDSC.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Accounting Pronouncement
On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statements disclosures.

Van Kampen Global Tactical Asset Allocation Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen Global Tactical Asset Allocation Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen Global Tactical Asset Allocation Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen Global Tactical Asset Allocation Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

(continued on next page)

Van Kampen Global Tactical Asset Allocation Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

(continued on back)

Van Kampen Global Tactical Asset Allocation Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

126, 226, 326, 627, 526
GTAASAN 6/09
IU09-02631P-Y04/09

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(1) Code of Ethics – Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust II

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	June 23, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	June 23, 2009